Condensed Consolidated Statements of Cash Flows (Unaudited) 10Q (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flow from operating activities:
Net loss	$ (2,785)	$ (6,298)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,495	968
Stock and share-based compensation	78	117
Change in fair value of derivative warrant and conversion liabilities	(2,058)	3,538
Financing expense	1,122	0
Impairment of property	0	300
Deferred tax benefit	(248)	(510)
Other	325	9
Changes in operating assets and liabilities:
Accounts receivable	678	(232)
Inventories	(551)	(189)
Accounts payable and accrued expenses	533	1,250
Other	(138)	143
Net cash used in operating activities	(1,549)	(904)
Cash flows from investing activities:
Acquisition of H&N, net of cash acquired	(725)	0
Purchases of property	(2,203)	(716)
Proceeds from sale of property	20	327
Restricted cash	0	(500)
Net cash used in investing activities	(2,908)	(889)
Cash flows from financing activities:
Payments of debt	(4,782)	(2,974)
Proceeds from issuance of debt	4,258	3,929
Redemption of stock	(450)	0
Proceeds from issuance of common stock and warrants, net of costs	764	0
Proceeds from issuance of warrants, net of costs	4,303	0
Net cash provided by financing activities	4,093	955
Effect of exchange rate changes on cash and cash equivalents	71	12
Net change in cash and cash equivalents	(293)	(826)
Cash and cash equivalents, beginning of period	5,091	1,040
Cash and cash equivalents, end of period	4,798	214
Supplemental disclosures:
Cash paid for interest	580	275
Cash paid for income taxes	$ 0	$ 0